Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
A Class
Account Value [Line Items]
Line Graph and Table Measure Name	A Class (with sales charge)
Account Value	$ 17,307	$ 11,465	$ 10,569	$ 8,052	$ 5,746	$ 7,655	$ 7,763	$ 7,866	$ 8,177	$ 6,529	$ 9,448
C Class
Account Value [Line Items]
Line Graph and Table Measure Name	C Class (with sales charge)
Account Value	$ 17,040	11,369	10,558	8,108	5,833	7,820	7,990	8,144	8,528	6,858	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 1,883,215	1,244,185	1,144,310	870,056	619,233	822,392	831,476	838,842	870,448	692,932	1,000,000
A Class
Account Value [Line Items]
Line Graph and Table Measure Name	A Class (with sales charge)
Account Value	$ 13,776	10,415	9,816	7,749	6,093	6,921	6,949	7,235	7,718	6,727	9,450
C Class
Account Value [Line Items]
Line Graph and Table Measure Name	C Class (with sales charge)
Account Value	$ 13,511	10,281	9,767	7,766	6,147	7,042	7,135	7,482	8,040	7,060	10,000
Institutional Class
Account Value [Line Items]
Account Value	$ 1,494,351	1,125,888	1,059,008	833,679	653,198	740,849	742,970	771,187	820,694	714,083	1,000,000
Tortoise North American Pipeline Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
Targa Resources Corp. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Account Value	$ 22,428	15,150	14,439	11,212	8,551	10,159	9,595	9,528	9,269	7,426	10,000
Tortoise North American Pipeline Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
Targa Resources Corp. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Account Value	$ 22,428	15,150	14,439	11,212	8,551	10,159	9,595	9,528	9,269	7,426	10,000
Tortoise North American Pipeline Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 3,500,205	2,614,216	2,296,399	2,529,355	1,977,279	1,683,417	1,449,847	1,364,249	1,110,287	1,027,490	1,000,000
Targa Resources Corp. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Account Value	$ 2,242,757	1,514,981	1,443,890	1,121,216	855,060	1,015,928	959,471	952,770	926,925	742,649	1,000,000
MPLX LP [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 14,576	11,115	9,015	6,338	4,568	6,050	6,798	6,717	7,210	6,597	10,000
MPLX LP [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 14,576	11,115	9,015	6,338	4,568	6,050	6,798	6,717	7,210	6,597	10,000
MPLX LP [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 1,457,603	$ 1,111,548	$ 901,541	$ 633,756	$ 456,758	$ 605,007	$ 679,818	$ 671,714	$ 720,987	$ 659,736	$ 1,000,000